Cover	Feb. 28, 2023
Cover [Abstract]
Entity Registrant Name	VISIUM TECHNOLOGIES, INC.
Entity Central Index Key	0001082733
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Feb. 28, 2023
Entity Incorporation State Country Code	FL
Entity Tax Identification Number	87-0449667
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-25753
Entity Address Address Line 1	4094 Majestic Lane
Entity Address Address Line 2	Suite 360
Entity Address City Or Town	Fairfax
Entity Address State Or Province	VA
Entity Address Postal Zip Code	22033
City Area Code	703
Local Phone Number	273-0383